TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Details 3)	12 Months Ended
Dec. 31, 2017
Over 1 year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Percentage of impairment losses maturity	100.00%
Between 6 and 12 months [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Percentage of impairment losses maturity	50.00%
Judicial, pre-judicial collection and protested documents [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Percentage of impairment losses maturity	100.00%